Quaterly financial data (Unaudited) (Details 2) - USD ($)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Balance, amount	$ 13,068,600	$ 14,792,600	$ 17,538,100	$ 27,136,200	$ 25,489,500	$ 14,792,600	$ 17,538,100	$ 25,489,500	$ 26,224,800	$ 26,224,800	$ 11,721,400
Net loss	(2,292,000)	(2,370,500)		(10,027,800)	(1,535,000)	(4,662,500)	(4,079,400)	(11,562,800)	(2,105,300)	(13,668,100)	(3,672,500)
Foreign currency translation adjustment							88,600			(86,200)	(9,200)
Unrealized holding loss on investment securities, net of tax										(10,200)
Stock-based compensation										2,350,600	2,108,000
Balance, amount	$ 11,329,100	$ 13,068,600		17,538,100	$ 27,136,200	$ 11,329,100	14,792,600	17,538,100	25,489,500	17,538,100	26,224,800
Effect of Restatement [Member]
Balance, amount			(8,023,700)				(8,023,700)
Net loss			(417,200)							(8,023,700)
Balance, amount			(8,440,900)	(8,023,700)				(8,023,700)		(8,023,700)
Effect of Restatement [Member] | Common Stocks [Member]
Net loss										0
Effect of Restatement [Member] | Retained Earning (Accumulated Deficit) [Member]
Net loss			(417,200)							(8,023,700)
As Filed [Member]
Balance, amount			25,561,800				25,561,800		26,224,800	26,224,800
Net loss			(1,292,000)							(5,644,400)
Foreign currency translation adjustment			(118,300)							(86,200)
Unrealized holding loss on investment securities, net of tax			4,100							(10,200)
Stock-based compensation			618,100							2,350,600
Balance, amount			24,773,700	25,561,800				25,561,800		25,561,800	26,224,800
As Filed [Member] | Common Stocks [Member]
Balance, amount			351,200				$ 351,200		$ 324,000	324,000
Balance, amount			$ 351,200	$ 351,200				$ 351,200		$ 351,200	$ 324,000
Balance, shares			7,023,401				7,023,401		6,477,945	6,477,945
Balance, shares			7,023,401	7,023,401				7,023,401		7,023,401	6,477,945
As Filed [Member] | Treasury Stocks [Member]
Balance, amount			$ 52,400				$ 52,400		$ 52,400	$ 52,400
Balance, amount			$ 52,400	$ 52,400				$ 52,400		$ 52,400	$ 52,400
Balance, shares			19,802				19,802		19,802	19,802
Balance, shares			19,802	19,802				19,802		19,802	19,802
As Filed [Member] | Additional Paids-In Capital [Member]
Balance, amount			$ 31,664,100				$ 31,664,100		$ 26,613,500	$ 26,613,500
Stock-based compensation			618,100							2,350,600
Balance, amount			32,282,200	$ 31,664,100				$ 31,664,100		31,664,100	$ 26,613,500
As Filed [Member] | Accumulated others comprehensive loss [Member]
Balance, amount			(105,600)				(105,600)		(9,200)	(9,200)
Foreign currency translation adjustment			(118,300)							(86,200)
Unrealized holding loss on investment securities, net of tax			4,100							(10,200)
Balance, amount			(219,800)	(105,600)				(105,600)		(105,600)	(9,200)
As Filed [Member] | Retained Earning (Accumulated Deficit) [Member]
Balance, amount			(6,295,500)				(6,295,500)		$ (651,100)	(651,100)
Net loss			(1,292,000)							(13,668,100)
Balance, amount			(7,587,500)	(6,295,500)				(6,295,500)		(6,295,500)	$ (651,100)
As Restated [Member]
Balance, amount			17,538,100				17,538,100
Net loss			(1,709,200)							(13,668,100)
Foreign currency translation adjustment			(118,300)							(86,200)
Balance, amount			16,332,800	17,538,100				17,538,100		17,538,100
As Restated [Member] | Common Stocks [Member]
Balance, amount			351,200				$ 351,200
Balance, amount			$ 351,200	$ 351,200				$ 351,200		$ 351,200
Balance, shares			7,023,401				7,023,401
Balance, shares			7,023,401	7,023,401				7,023,401		7,023,401
As Restated [Member] | Treasury Stocks [Member]
Balance, amount			$ 52,400				$ 52,400
Balance, amount			$ 52,400	$ 52,400				$ 52,400		$ 52,400
Balance, shares			19,802				19,802
Balance, shares			19,802	19,802				19,802		19,802
As Restated [Member] | Additional Paids-In Capital [Member]
Balance, amount			$ 31,664,100				$ 31,664,100
Balance, amount			32,282,200	$ 31,664,100				$ 31,664,100		$ 31,664,100
As Restated [Member] | Accumulated others comprehensive loss [Member]
Balance, amount			(105,600)				(105,600)
Balance, amount			(219,800)	(105,600)				(105,600)		(105,600)
As Restated [Member] | Retained Earning (Accumulated Deficit) [Member]
Balance, amount			(14,319,200)				$ (14,319,200)
Balance, amount			$ (16,028,400)	$ (14,319,200)				$ (14,319,200)		$ (14,319,200)